Summary of Material Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Disclosure Of Material Accounting Policies [Abstract]
New and amendments to the accounting standards adopted and recent accounting pronouncements
Taxes on income for the interim period are accrued using the tax rates that would be applicable to expected total annual assessable profit.

(a)	New and amendments to the accounting standards adopted
The following amendments and improvements to standards have been adopted by the Group for the first time for the financial year beginning on January 1, 2026:

Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity
Annual Improvements to IFRS Accounting Standards	Annual Improvements to IFRS Accounting Standards - Volume 11
The adoption of the above does not have material impact on the Interim Financial Information of the Group.

(b)	Recent accounting pronouncements
Certain amendments to accounting standards and interpretation have been published that are not mandatory for June 30, 2026 reporting periods and have not been early adopted by the Group. As at the date of approval of this Interim Financial Information, the Group is still in the process of assessing the effects of adopting IFRS 18, IFRS 19 and these amendments and improvements to IFRS Accounting Standards. The Group will continue to assess the effects of these new and amended standards.

Effective for annual periods beginning on or after
IFRS 18	Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IFRS 19	Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IAS 21	Translation to a Hyperinflationary Presentation Currency	January 1, 2027
Amendments to IAS 36, IFRS 18, IAS 1, IAS 37, IAS 8, IFRS 7	Disclosures about Uncertainties in the Financial Statements - Illustrative examples	January 1, 2027

IFRS 20	Regulatory Assets and Regulatory-Liabilities	January 1, 2029